Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

(8) Stockholders’ Equity

The Company has authorized 240,000,000 shares of $0.0001 par value common stock and 10,000,000 shares of $0.0001 par value preferred stock at September 30, 2023, and December 31, 2022, of which 868,940 and 565,470 shares of common stock were issued and outstanding as of September 30, 2023 and December 31, 2022, respectively. The Company has not issued any shares of preferred stock.

The holders of common stock are entitled to one vote for each share of common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company, the holders of common stock shall be entitled to share in the remaining assets of the Company available for distribution, if any. Holders of the shares of common stock are entitled to dividends when, as and if declared by the Board of Directors.

(10) Stockholders’ Equity

The Company has authorized 240,000,000 shares of $0.0001 par value common stock and 10,000,000 shares of $0.0001 par value preferred stock at December 31, 2022 and 2021 of which 565,470 shares of common stock were issued and outstanding. The Company has not issued any shares of preferred stock.

357,137 shares of common stock issued and outstanding were issued in connection with the Reorganization Merger to convert Units of CTx outstanding immediately prior to the Reorganization Merger and reflects the stock dividend and reverse stock splits described below.

208,333 shares of common stock were issued at a price to the public of $120.00 per share in connection with the Company’s IPO, which was completed in December 2021. The Company received net proceeds of approximately $20.4 million, after deducting underwriting discounts and commissions and other offering expenses.

The holders of common stock are entitled to one vote for each share of common stock. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company, the holders of common stock shall be entitled to share in the remaining assets of the Company available for distribution, if any. Holders of the shares of common stock are entitled to dividends when, as and if declared by the Board of Directors.

Stock Dividend

On September 30, 2021, the Company effected a stock dividend of 0.0015 shares of common stock for each share of common stock outstanding (the “Stock Dividend”), or an aggregate of 22,402 shares of common stock. No fractional shares of common stock were issued in connection with the Stock Dividend, and all such fractional interests were rounded down to the nearest whole number.

No other dividends had been declared as of December 31, 2022.

Reverse Stock Splits

On October 12, 2021, Cingulate effected a reverse stock split of its issued and outstanding shares of common stock at a ratio of 0.0350-for-1, and on November 29, 2021, Cingulate effected a second reverse stock split of its issued and outstanding shares of common stock at a ratio of 0.0321-for-1 (the “Reverse Stock Splits”). No fractional shares of common stock were issued in connection with either of the Reverse Stock Splits, and all such fractional interests were rounded down to the nearest whole number. All share data, per share data and related information for all periods presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Splits, and subsequently adjusted for the Reverse Stock Split, described in Note 1.